Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	FIDELITY HASTINGS STREET TRUST
Prospectus Date		rr_ProspectusDate	Aug. 29, 2015
Z | Fidelity Mega Cap Stock Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Mega Cap Stock Fund/Fidelity Advisor® Mega Cap Stock Fund Z
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks high total return through a combination of current income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	22.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in common stocks of companies with mega market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Top 200® Index or the S&P 100® Index).
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]		rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]		rr_BarChartHeading	Year-by-Year Returns Calendar Year
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
During the period shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.93%	June 30, 2014
Lowest Quarter Return	1.34%	September 30, 2014
Year-to-Date Return	1.46%	June 30, 2015

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Returns For the periods ended December 31, 2014
Z | Fidelity Mega Cap Stock Fund | Class Z
Risk/Return:		rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management fee		rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.09%
Total annual operating expenses		rr_ExpensesOverAssets	0.54%
1 year		rr_ExpenseExampleYear01	$ 55
3 years		rr_ExpenseExampleYear03	173
5 years		rr_ExpenseExampleYear05	302
10 years		rr_ExpenseExampleYear10	$ 677
2014		rr_AnnualReturn2014	11.75%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.46%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	4.93%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	1.34%
Label		rr_AverageAnnualReturnLabel	Class Z
Past 1 year		rr_AverageAnnualReturnYear01	11.75%
Life of class	[1]	rr_AverageAnnualReturnSinceInception	15.92%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 13, 2013
Z | Fidelity Mega Cap Stock Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	S&P 500® Index
Past 1 year		rr_AverageAnnualReturnYear01	13.69%
Life of class	[1]	rr_AverageAnnualReturnSinceInception	17.53%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 13, 2013
Z | Fidelity Mega Cap Stock Fund | Russell Top 200® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Russell Top 200® Index
Past 1 year		rr_AverageAnnualReturnYear01	13.25%
Life of class	[1]	rr_AverageAnnualReturnSinceInception	17.64%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 13, 2013

[1]	From August 13, 2013.